Business combinations (Details) - Paola Confectii - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2023	Mar. 29, 2026	Mar. 31, 2024	Mar. 30, 2025
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 15.9
Settled liabilities, contingent liabilities recognised in business combination		$ 24.5
Contingent liabilities recognised in business combination, period				2 years
Acquisition-related costs			$ 0.8